SCHEDULE OF RIGHT OF USE ASSETS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	$ 389	$ 414
Additions		26
Foreign currency translation	(1)	(6)
Depreciation expense	(40)	(45)
Right-of-use assets, ending balance	348	389
Office equipment [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	366	414
Additions
Foreign currency translation	(1)	(6)
Depreciation expense	(37)	(42)
Right-of-use assets, ending balance	328	366
Motor vehicles [member]
IfrsStatementLineItems [Line Items]
Right-of-use assets, beginning balance	23
Additions		26
Foreign currency translation
Depreciation expense	(3)	(3)
Right-of-use assets, ending balance	$ 20	$ 23